Operating Loss (Tables)	12 Months Ended
Dec. 31, 2023
Operating Loss [Abstract]
Schedule of Operating Losses	The Group’s operating losses are stated after charging/(crediting) the following:
	Year Ended December 31,
	2023 $’000	2022 $’000	2021 $’000
License fee	563	-	(1,047)
Realization bonus	-	-	855
Depreciation of Property, plant and equipment	7	1	8
Depreciation (Right-of-use asset)	89	50	133
Foreign exchange (gains)/losses	1,519	(3,183)	(1,899)